Consolidated Statements of Financial Position - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash and cash equivalents	$ 613	$ 950
Trade accounts receivable	1,521	1,533
Other accounts receivable	558	477
Inventories	1,261	971
Assets held for sale	141	187
Other current assets	131	117
Total current assets	4,225	4,235
NON-CURRENT ASSETS
Equity accounted investees	535	510
Other investments and non-current accounts receivable	243	275
Property, machinery and equipment, net and assets for the right-of-use, net	11,322	11,413
Goodwill and intangible assets, net	9,763	10,252
Deferred income tax assets	562	740
Total non-current assets	22,425	23,190
TOTAL ASSETS	26,650	27,425
CURRENT LIABILITIES
Current debt	73	179
Other financial obligations	867	879
Trade payables	2,762	2,571
Income tax payable	437	445
Other current liabilities	1,202	1,272
Liabilities directly related to assets held for sale	39	6
Total current liabilities	5,380	5,352
NON-CURRENT LIABILITIES
Non-current debt	7,306	9,160
Other financial obligations	911	967
Employee benefits	999	1,339
Deferred income tax liabilities	485	658
Other non-current liabilities	1,298	997
Total non-current liabilities	10,999	13,121
TOTAL LIABILITIES	16,379	18,473
Controlling interest:
Common stock and additional paid-in capital	7,810	7,893
Other equity reserves and subordinated notes	(1,371)	(2,453)
Retained earnings	3,388	2,635
Total controlling interest	9,827	8,075
Non-controlling interest and perpetual debentures	444	877
TOTAL STOCKHOLDERS' EQUITY	10,271	8,952
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 26,650	$ 27,425